Additional Information - Condensed Financial Information of the Parent Company - Unaudited condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ (55,372)	$ (8,268)	¥ (40,260)	¥ (92,300)	¥ (88,900)
Cash flows from investing activities:
Net cash generated from /(used in) investing activities	(116)	(17)	48,880
Cash flows from financing activities:
Net cash generated from/(used in) financing activities	(2,060)	(307)	7,000
Effect of exchange rate changes on cash and cash equivalents	380	57	(7,127)
Net increase (decrease) in cash, cash equivalents and restricted cash	(57,168)	(8,535)	8,493
Cash, cash equivalents and restricted cash at beginning of the period	97,298	14,526	139,745	139,745
Cash, cash equivalents and restricted cash at end of the period	40,130	5,991	148,238	97,298	139,745
Parent Company [Member] | Reportable Legal Entities Member
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(1,248)	(186)	(531)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(31,769)	(4,743)	(6,463)
Cash received from maturity of time deposits			45,674
Net cash generated from /(used in) investing activities	(31,769)	(4,743)	39,211
Cash flows from financing activities:
Net cash generated from/(used in) financing activities	0	0	0
Effect of exchange rate changes on cash and cash equivalents	1,312	196	(880)
Net increase (decrease) in cash, cash equivalents and restricted cash	(31,705)	(4,733)	37,800
Cash, cash equivalents and restricted cash at beginning of the period	41,811	6,242	46,501	46,501
Cash, cash equivalents and restricted cash at end of the period	¥ 10,106	$ 1,509	¥ 84,301	¥ 41,811	¥ 46,501